Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Temporary cash investments (Note 28)	₱ 13,291	₱ 30,711
Short-term investments	207
Financial assets at fair value through profit or loss	339	380
Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	429	481
Financial instruments at FVPL:	7,624	7,833
Financial assets at fair value through profit or loss	339	380
Other financial assets	6,856	6,972
Total	63,052	82,366
Financial instruments at FVOCI:		168
Financial assets at fair value through other comprehensive income		168
Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	55,428	74,365
Other financial assets	3,919	3,689
Debt instruments at amortized cost	607	1,153
Temporary cash investments (Note 28)	13,291	30,711
Short-term investments	1,986	508
Retail subscribers	15,676	17,142
Corporate subscribers	13,079	13,318
Foreign administrations	1,341	1,520
Domestic carriers	241	226
Dealers, agents and others	5,288	6,098
Less than 1 year [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	429	481
Financial instruments at FVPL:	7,285	7,453
Other financial assets	6,856	6,972
Total	58,602	77,344
Financial instruments at FVOCI:		168
Financial assets at fair value through other comprehensive income		168
Less than 1 year [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	51,317	69,723
Other financial assets	208	200
Debt instruments at amortized cost	207
Temporary cash investments (Note 28)	13,291	30,711
Short-term investments	1,986	508
Retail subscribers	15,676	17,142
Corporate subscribers	13,079	13,318
Foreign administrations	1,341	1,520
Domestic carriers	241	226
Dealers, agents and others	5,288	6,098
1-3 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total	2,898	3,439
1-3 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	2,898	3,439
Other financial assets	2,798	2,286
Debt instruments at amortized cost	100	1,153
3-5 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total	430	732
3-5 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	430	732
Other financial assets	430	732
Later than five years [member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	339	380
Financial assets at fair value through profit or loss	339	380
Total	1,122	851
Later than five years [member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	783	471
Other financial assets	483	₱ 471
Debt instruments at amortized cost	₱ 300